Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Operating revenues
Time charter revenues	$ 23,300	$ 50,987	$ 101,486	$ 180,481
Bareboat charter revenues	4,005	11,503	24,156	36,970
Voyage charter revenues	93,561	106,697	327,175	396,061
Other income	5,943	4,727	17,854	14,609
Total operating revenues	126,809	173,914	470,671	628,121
Gain from sale of assets and deferred gains	3,288	3,787	19,373	4,984
Voyage expenses and commissions	64,049	72,061	189,525	228,114
Profit share (income) expense	0	(1,581)	0	829
Contingent rental expense	9,904	0	42,631	0
Ship operating expenses	36,600	45,378	101,511	147,912
Charter hire expense	8,880	16,740	31,099	50,843
Administrative expenses	8,338	9,871	24,701	26,489
Impairment loss on vessels	0	121,443	13,141	121,443
Depreciation	28,301	49,603	86,892	151,540
Total operating expenses	156,072	313,515	489,500	727,170
Net operating (loss) income	(25,975)	(135,814)	544	(94,065)
Other income (expenses)
Interest income	40	251	90	3,929
Interest expense	(23,551)	(32,522)	(71,813)	(104,309)
Equity (losses) income from unconsolidated subsidiaries and associated companies	(92)	(111)	167	(411)
Foreign currency exchange gain	79	21	100	171
Other non-operating items	341	1,707	4,317	9,969
Net other expenses	(23,183)	(30,654)	(67,139)	(90,651)
Net loss before income taxes and noncontrolling interest	(49,158)	(166,468)	(66,595)	(184,716)
Income tax expense	(95)	(76)	(257)	(183)
Net loss	(49,253)	(166,544)	(66,852)	(184,899)
Net loss (income) attributable to noncontrolling interest	236	388	664	(1,036)
Net loss attributable to Frontline Ltd.	$ (49,017)	$ (166,156)	$ (66,188)	$ (185,935)
Loss per share attributable to Frontline Ltd. stockholders:
Basic and diluted loss per share (in dollars per share)	$ (0.63)	$ (2.13)	$ (0.85)	$ (2.39)